Summary of Significant Accounting Policies - Schedule of Estimated Weighted Average Useful Lives of Intangible Assets (Details)	Dec. 31, 2024
Developed Technology Rights [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years
Trademarks [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	9 years
Customer Relationships [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years